Advance to Suppliers (Tables)	12 Months Ended
Sep. 30, 2022
Advances To Suppliers [Abstract]
Schedule of advances to suppliers net
	September 30, 2022	September 30, 2021
Advances to suppliers for inventory raw materials	$16,701	$2,738,313
Less: allowance for doubtful accounts	-	-
Advances to suppliers, net	$16,701	$2,738,313